Income tax - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	133	144	110
Total current	133	144	110
Deferred:
Federal	147	101	217
State	647	598	60
Total deferred	794	699	277
Income tax expense	$ 927	$ 843	$ 387